Leases - Schedule of Leases Right-of-use Assets (Details) - USD ($) $ in Millions	3 Months Ended		9 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets	$ 490		$ 490		$ 498
Depreciation of right-of-use assets	12	$ 21	37	$ 56
Land and improvements
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets	61		61		63
Depreciation of right-of-use assets	1	1	3	3
Building and leasehold improvements and other
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets	429		429		$ 435
Depreciation of right-of-use assets	$ 11	$ 20	$ 34	$ 53